Income taxes - Non Capital Losses Carry Forwards (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Capital Loss Carryforwards [Line Items]
Total non-capital loss carryforward	$ 2,024,463
Tax credits	136,985
Canada
Capital Loss Carryforwards [Line Items]
Total non-capital loss carryforward	678,881
U.S.
Capital Loss Carryforwards [Line Items]
Total non-capital loss carryforward	1,345,582
2022—2026
Capital Loss Carryforwards [Line Items]
Total non-capital loss carryforward	11,283
Tax credits	4,476
2022—2026 | Canada
Capital Loss Carryforwards [Line Items]
Total non-capital loss carryforward	0
2022—2026 | U.S.
Capital Loss Carryforwards [Line Items]
Total non-capital loss carryforward	11,283
2027+
Capital Loss Carryforwards [Line Items]
Total non-capital loss carryforward	2,013,180
Tax credits	132,509
2027+ | Canada
Capital Loss Carryforwards [Line Items]
Total non-capital loss carryforward	678,881
2027+ | U.S.
Capital Loss Carryforwards [Line Items]
Total non-capital loss carryforward	$ 1,334,299